SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Consulting fees	$ 185,591	$ 647,888
Accounting fees	22,500	37,500
Chief Executive Officer and Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Consulting fees	35,000	146,276
Accounting fees	7,500	7,500
Total	$ 42,500	$ 153,776